Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Share Capital	Share Premium account	Other reserves	Retained earnings.	Total attributable to owners of the parent	Non-controlling interests.	Total
Equity at beginning of period at Dec. 31, 2019	$ 328	$ 7,941	$ 2,046	$ 2,812	$ 13,127	$ 1,469	$ 14,596
Profit for the period				1,536	1,536	(48)	1,488
Other comprehensive income				241	241		241
Dividends				(2,489)	(2,489)		(2,489)
Issue of Ordinary Shares		9			9		9
Share-based payments charge for the period				118	118		118
Settlement of share plan awards				(305)	(305)		(305)
Net movement		9		(899)	(890)	(48)	(938)
Equity at end of period at Jun. 30, 2020	328	7,950	2,046	1,913	12,237	1,421	13,658
Equity at beginning of period at Dec. 31, 2020	328	7,971	2,024	5,299	15,622	16	15,638
Profit for the period				2,111	2,111	1	2,112
Other comprehensive income				585	585		585
Transfer to other reserves			9	(9)
Dividends				(2,490)	(2,490)		(2,490)
Issue of Ordinary Shares		9			9		9
Share-based payments charge for the period				160	160		160
Settlement of share plan awards				(321)	(321)		(321)
Net movement		9	9	36	54	1	55
Equity at end of period at Jun. 30, 2021	$ 328	$ 7,980	$ 2,033	$ 5,335	$ 15,676	$ 17	$ 15,693